Trade and other payables - Narrative (Details) - Gulf of Mexico Oil Spill $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) participant	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial liabilities [line items]
Number of gulf coast states approved by the federal district court included in the agreements (state) | participant	5
Cash Flows From (Used In) Operating Activities, Before Tax	$ 1,786	$ (2,694)	$ 3,531
Natural Resource Damages
Disclosure of financial liabilities [line items]
Other payables	4,837
State Claims
Disclosure of financial liabilities [line items]
Other payables	2,584
Clean Water Act Penalties
Disclosure of financial liabilities [line items]
Other payables	$ 3,549